Material Agreements (Details Narrative) - $ / shares	May 06, 2020	Jun. 30, 2020
Warrant purchase		329,542
Maturity Extension and Forbearance Agreement [Member]
Debt instrument, maturity date description	From May 26, 2020 to September 30, 2020
Warrant exercise price	$ 0.001
Maturity Extension and Forbearance Agreement [Member] | Maximum [Member]
Warrant purchase	646,094
Amalgamation Amendment Agreement [Member] | Series B Warrants [Member]
Warrant exercise price	$ 0.01
Number of common stock shares acquired	8,100,000
Warrants term	5 years